Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted-average discount rate - operating leases	2.98%	2.80%
Operating lease cost	$ 823	$ 840
Cash paid for amounts included in the measurement of lease liabilities	824	819
Operating cash flows from operating leases	0	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 263	$ 0
Weighted-average remaining lease term - operating leases	7 years 4 months 13 days	7 years 10 months 28 days